Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions
Summary of relationship of related Parties
Name of Related Party	Relationship to the Group
Zhengyu Wang(i)	Controlling shareholder of the Company
Yefang Zhang(i)	Chairwoman
Wangfeng Yan	Chief Executive Officer
Aihong Wang	A relative of Zhengyu Wang
LiShui JiuAnJu Commercial Trade Co., Ltd. (“LJC”)	Controlled by Wangfeng Yan
Forasen Group	Controlled by Zhengyu Wang
Zhejiang Nongmi Food Co., Ltd. (“Nongmi Food”)	Controlled by Yefang Zhang
Zhejiang Nongmi Biotechnology Co., Ltd. (“Nongmi Biotechnology”)	Controlled by Yefang Zhang
Zhejiang Nongmi Ecological Technology Co., Ltd. (“Nongmi Ecological”)	Controlled by Yefang Zhang
Zhejiang Nongmi Ecological Technology Co., Ltd. (“Nongmi Ecological”)	A company controlled by Yefang Zhang

Schedule of balances due from related parties
	December 31,	December 31,
	2024	2023
Mr. Zhengyu Wang	$118,025	$-
Total	$118,025	$-

Schedule of balances due to related parties
	December 31,	December 31,
	2024	2023
Mr. Zhengyu Wang and his affiliates	$-	$730,658
Mr. Wangfeng Yan, and his affiliates	11,576	142,065
Total	$11,576	$872,723